EMPLOYEE BENEFITS - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Actuarial assumption of discount rates | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	$ 17,436	$ 23,540
Increase	(16,970)	(22,724)
Actuarial assumption of discount rates | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	3,258	5,068
Increase	(3,073)	(4,787)
Actuarial assumption of expected rates of salary increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(5,898)	(5,286)
Increase	5,513	5,596
Actuarial assumption of expected rates of salary increases | Long-Term Benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(3,752)	(5,444)
Increase	3,946	5,718
Actuarial assumption of expected rates of pension increases | Post-Employment benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease	(13,832)	(15,429)
Increase	$ 13,967	$ 16,475